Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts	¥ 352	$ 53	¥ 7,066
Accrued staff cost	1,563	240	3,166
Accrued expenses	73,500	11,297	52,497
Revenue recognition	48,774	7,497	42,062
Tax losses	101,746	15,638	83,941
VAT refund	3,842	591	3,598
Less: Valuation allowances	(55,157)	(8,477)	(70,667)
Total deferred tax assets	174,620	26,839	121,663
Deferred tax liabilities
Intangible assets and internally-developed software	14,262	2,192	8,690
Outside basis difference	423,989	65,166	453,106
Total deferred tax liabilities	¥ 438,251	$ 67,358	¥ 461,796